Consolidated Statements of Operations and Comprehensive Loss	12 Months Ended
Dec. 31, 2022
Disclosure of Consolidated Statements of Operations and Comprehensive Loss Explanatory [Abstract]
Consolidated statements of operations and comprehensive loss

3. Consolidated statements of operations and comprehensive loss

3.1. Research and development expenses

Research and development expenses increased in 2022 compared to 2021 due primarily to a €1.0 million increase in employee-related costs, mainly caused by a €0.9 million increase in expenses from share-based compensation.

The table below shows the composition of research and development expenses.

Research and development expenses	2022	2021	2020
		(in €)
Third-party services	28,543,503	28,247,081	19,886,693
of which clinical material and related manufacturing services	16,194,152	6,615,840	3,075,347
of which clinical, pre-clinical studies	12,349,351	21,631,240	16,811,346
Employee benefits expenses	6,957,866	5,941,813	4,480,890
of which Equity-settled share-based payment expense	2,456,571	1,622,898	626,833
Legal and consulting fees	1,690,448	1,074,710	862,364
Other expenses	334,273	434,331	454,193
Total	37,526,090	35,697,935	25,684,140

3.2. General and administrative expenses

General and administrative expenses incurred in 2022, compared to the prior year, due to higher expenses for employee benefits, as well as higher consulting and legal costs incurred in enhancing our internal control environment. The increase of other expenses by €1.2 million is primarily due to higher D&O insurance costs.

General and administrative expenses	2022	2021	2020
		(in €)
Employee benefits expenses	7,125,798	6,500,680	3,880,349
of which Equity-settled share-based payment expense	3,587,785	2,709,307	489,958
Legal and consulting fees	3,104,624	2,065,423	1,603,711
Insurance expenses	2,330,624	1,615,920	1,311,790
Depreciation & amortization expense	526,325	551,566	556,456
Compensation expense for non-executive directors	248,724	271,248	283,128
Other expenses	1,533,469	979,884	831,769
Total	14,869,564	11,984,722	8,467,203

3.3. Other income

Other income was €20.1 million, which is primarily attributable to income recognized from grant payments received from the German federal government for the development of vilobelimab in severe COVID-19 patients, including expenses related to clinical development and manufacturing process development.

Other income	2022	2021	2020
	(in €)
Other income from government grants	20,116,542	—	—
Further other income	42,627	54,221	221,748
Total	20,159,169	54,221	221,748

3.4. Employee benefits expenses

The following table shows the items of employee benefits expenses:

Employee benefits expenses	2022	2021	2020
		(in €)
Wages and salaries	6,863,423	6,919,166	6,270,757
Social security contributions (employer’s share)	672,534	671,697	551,804
Equity-settled share-based payment expenses (see Note 4.7)	6,044,356	4,332,205	1,116,791
Other	503,351	519,425	421,887
Total	14,083,664	12,442,493	8,361,239

The number of employees declined to 44.3 full time equivalents (FTEs) at the end of 2022 from 55.9 FTEs at the end of 2021 and 47.3 FTEs at the end of 2020 (numbers are as of December 31 and are not annual average numbers).

3.5. Net Financial Result

3.5.1. Finance Result

Finance Result	2022	2021	2020
		(in €)
Finance income
Interest income	608,679	109,391	887,702
Finance expenses
Interest expenses	(23,303)	(10,714)	(18,689)
Interest on lease liabilities	(21,947)	(14,055)	(7,311)
Total	563,429	84,622	861,702

Interest income results from marketable securities and short-term deposits in U.S. dollars held by the Company and its subsidiaries. Compared to 2021, interest income increased by €0.5 million in 2022 due to higher interest rates.

3.5.2. Foreign exchange result

Foreign exchange result	2022	2021	2020
		(in €)
Foreign exchange result
Foreign exchange income	6,924,697	5,569,836	3,656,922
Foreign exchange expense	(4,482,399)	(3,605,701)	(4,433,435)
Total	2,442,298	1,964,135	(776,513)

Foreign currency income and expenses arise from the translation of cash and cash equivalents, marketable securities and other financial assets and liabilities denominated in foreign currencies at the exchange rates prevailing at the balance sheet date. All resulting translation differences are recognized in the income statement. These gains and losses are caused by a change in exchange rates at the reporting dates and may not ultimately be realized.

3.5.3. Other financial result

	2022	2021	2020
		(in €)
Other financial result	(252,471)	(44,000)	(126,000)

Other financial result is comprised of an expense of €252,471 (€44,000 in 2021, €126,000 in 2020) due to an adjustment to the expected credit loss allowance in 2022, which is deducted from the Company’s current and non-current financial assets (please also refer to 5.6 ‘Other assets’).

3.6. Loss per share

Loss per ordinary share is calculated by dividing the loss of the period by the weighted average number of ordinary shares outstanding during the period. The weighted number of ordinary shares outstanding for the financial year 2022 was 44,207,873, for 2021 was 41,629,974 and for 2020 was 27,064,902.

As the Company is in a loss-making situation, the diluted loss per share is the same as basic loss per share, because the weighted average number of shares to be issued upon the exercise of the stock options would produce an anti-dilutive effect.

3.7. Share-based payments

3.7.1. Equity-settled share-based payment arrangements

In the course of its historical financing rounds prior to 2016, InflaRx GmbH established equity-settled share-based payment programs. Those InflaRx GmbH options were converted into options for ordinary shares of InflaRx N.V. in November 2017:

	2022 Options	2022 WAEP*	2021 Options	2021 WAEP
Outstanding at January 1	148,433	€0.01	148,433	€0.01
Exercised during the year	—	—	—	—
Outstanding at December 31	148,433	€0.01	148,433	€0.01
Exercisable at December 31	148,433	€0.01	148,433	€0.01

*	Weighted average share price (WAEP)

The exercise price for all options outstanding at the end of the year was €0.01 per share or less (2021: €0.01 or less).

Under the terms and conditions of the share option plan of 2016 (the “2016 Plan”), InflaRx GmbH granted rights to subscribe for InflaRx GmbH’s common shares to directors, senior management, and key employees. Those InflaRx GmbH options were converted into options for ordinary shares of the Company. in November 2017:

	2022 Options	2022 WAEP*	2021 Options	2021 WAEP*
Outstanding at January 1	888,632	$3.35/€2.96	1,094,852	$3.35/€2.73
Exercised during the year	—		(206,220)	$3.35/€2.83
Outstanding at December 31	888,632	$1.86/€1.74	888,632	$3.35/€2.96
Exercisable at December 31	888,632	$1.86/€1.74	888,632	$3.35/€2.96

*	Conversion rates used for one €: December 31,2022 $0.9376, average rate 2022 $0.9489, December 31, 2021 $0.8829, average rate 2021 $0.8449

The weighted average remaining contractual life for the share options outstanding as of December 31, 2022 was 8.94 years (2021: 9.94 years).

On April 13, 2022, following the significant and persistent decrease of the stock price of the Company’s ordinary shares during the first half year 2022 and especially after March 31, 2022, the Board of Directors assessed its impact on the value of the options to purchase ordinary shares in the Company’s capital awarded under the 2016 Plan and the 2017 Plan (as defined below) and concluded that, due to the extraordinary situation and in order to ensure that the options continue to be an appropriate performance incentive for the Company’s management, employees and directors, the exercise price of all outstanding and unexercised options held by active employees or directors of the Company or its affiliates would be adjusted to $1.86 per share.

The repricing decision on April 13, 2022 affected options to purchase 888,632 ordinary shares awarded under the 2016 Plan. The valuation of past grants with the new exercise price of $1.86 resulted in incremental fair value of the outstanding options (i.e., additional compensation expense in the amount of €71,250 was recognized).

In conjunction with the closing of its initial public offering, InflaRx N.V. established a new incentive plan (the “2017 Plan”). The initial maximum number of ordinary shares available for issuance under equity incentive awards granted pursuant to the 2017 Plan equals 2,341,097 ordinary shares. On January 1, 2021 and on January 1 of each calendar year thereafter, an additional number of shares equal to 4% of the total outstanding ordinary shares on December 31 of the immediately preceding year (or any lower number of shares as determined by the Board of Directors) will become available for issuance under equity incentive awards granted pursuant to the 2017 Plan:

	2022 Options	2022 WAEP*	2021 Options	2021 WAEP*
Outstanding at January 1	3,170,046	$3.95 /€3.49	2,146,478	$3.59 / €2.93
Granted during the year	1,966,666	$1.98 / €1.88	1,219,074	$4.53 / €3.82
Forfeited during the year	(136,259)	$2.22 /€2.11	(36,400)	$4.76 /€4.02
Exercised during the year	(14,930)	$1.86 /€1.76	(159,106)	$3.35 /€2.83
Outstanding at December 31	4,985,523	$1.97 /€1.84	3,170,046	$3.95 /€3.49
Exercisable at December 31	4,157,148	$1.93 /€1.81	2,536,875	$3.89 /€3.43

*	Conversion rates used for one €: December 31, 2022 $0.9376, average rate 2022 $0.9489, December 31, 2021 $0.8829, average rate 2021 $0.8449

The repricing decision on April 13, 2022 affected options to purchase 4,544,248 ordinary shares awarded under the 2017 Plan. The valuation of past grants with the new exercise price of $1.86 resulted in incremental fair values of the outstanding options (i.e., additional compensation expense in the amount of €715,530 was recognized).

The weighted average remaining contractual life for the share options outstanding as of December 31, 2022 was 6.70 years (2021: 6.18 years).

Options granted in January 2022 vest over one year, and options granted in November 2022 vest over two years. Options granted before 2022 vest over a period of one, two or three years, depending on the grant, with 1/2 or 1/3, respectively, of the options vesting after the end of the 1st year from vesting start and the remaining options vesting monthly in equal portions thereafter. Vesting of these unvested share options is subject to a service condition at the time of vesting, and no market or performance conditions are applicable.

The weighted average fair value of options granted during 2022 after taking into account that the repricing was $1.70/€1.61 (2021: $3.99/€3.37). The range of exercise prices for options outstanding at the end of the year after repricing was $1.86/€1.74 to $5.14/€4.82 (2021: $2.28/€2.01 to $22.75/€20.09).

Share options exercised during the year were not recorded to the commercial register by December 31, 2022.

Please refer to the table below regarding the measurement of fair values of share options granted.

There were no cancellations or further modifications to the awards in 2022, 2021 and 2020.

3.7.2. Measurement of fair values of share options granted

The fair value of options granted under the 2017 Plan was determined using the Black-Scholes valuation model. As the Company’s ordinary shares are listed on the Nasdaq Global Select Market, the closing price of the ordinary shares at grant date was used.

Other significant inputs into the model are as follows (weighted average):

2020
September 18	71,186	$4.16	0.85	€3.52	$4.83	1.35	4.8	0.36%
September 18	25,002	$4.21	0.85	€3.56	$4.83	1.35	5.0	0.39%
October 1	150,000	$3.69	0.85	€3.14	$4.28/$4.83	1.35	5.0	0.36%
	246,188

Of the options granted in 2020, 200,000 were granted to members of the executive management. For 150,000 options out of those, the grant date, as it is defined by IFRS 2, is determined to be October 1, 2020, the start of the awardee’s employment.

2021
January 4	839,260	$4.53	0.8133	€3.68	$5.14	1.35	5.31	0.5%
January 4	31,668	$4.57	0.8133	€3.72	$5.14	1.35	5.50	0.5%
July 2	327,436	$2.64	0.8458	€2.23	$2.99	1.35	5.31	0.98%
July 2	20,710	$2.66	0.8458	€2.25	$2.99	1.35	5.49	1.01%
	1,219,074

Of the 1,219,074 options granted in 2021, 1,134,436 were granted to members of the executive management or the Board of Directors. In 2021, 36,400 options were forfeited.

Share options granted	Options	Fair value per option	FX rate as of grant date	Fair value per option	Share price at grant date / Exercise price	Expected volatility	Expected life (midpoint based)	Risk-free rate (interpolated, U.S. sovereign strips curve)
2022
January 12	1,516,666	$3.66	0.8795	€3.22	$4.13	1.35	5.31	1,57%
January 12	45,000	$3.68	0.8795	€3.24	$4.13	1.35	5.50	1,59%
Repricing, April 13	—	$1.20-$1.63	0.9237	€1.11-€1.50	$1.86	1.35	1.83-4.94	2.60%
November 21	405,000	$2.04	0.9760	€1.99	$2.44	1.35	4.0	4,15%
	1,966,666

Of the 1,966,666 options granted in 2022, 1,223,500 were granted to members of the executive management or the Board of Directors. In 2022, 136,259 options were forfeited, 14,930 were exercised.

Expected dividends are nil for all share options listed above.

Share price volatility is calculated on the basis of annualized monthly volatility rate of the Company’s share price over the last five years preceding the valuation date.

The range of outcomes for the expected life of the instruments has been based on expectations on option holder behavior in the scenarios considered.

The dividend yield has no impact due to the anti-dilution clause as defined in the 2017 Plan.

The annual general meeting on July 16, 2020, approved an amendment to the 2017 Plan with effect from January 1, 2021:

●	increasing the maximum annual number of ordinary shares in the Company’s capital available for issuance under the 2017 Plan, starting on January 1, 2021, to 4% (from 3%) of the Company’s outstanding ordinary shares (determined as of December 31 of the immediately preceding year); and

●	removing certain restrictions from the 2017 Plan, which will allow the committee administering the 2017 Plan and the Board of Directors to (i) lower the exercise price per share of any options and/or share appreciation rights issued under the 2017 Plan or take any other action treated as a ‘repricing’ of an award and (ii) cancel any option and/or share appreciation rights in exchange for cash or another award granted under the 2017 Plan, in either case, without prior approval of the Company’s shareholders.